UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2010

Date of reporting period:  May 31, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

Newgate Global Resources Fund
Class A Shares
Class I Shares

May 31, 2010

Investment Adviser

Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Phone: 888-9-NEWGATE (888-963-9428)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	11

STATEMENT OF ASSETS AND LIABILITIES	14

STATEMENT OF OPERATIONS	15

STATEMENTS OF CHANGES IN NET ASSETS	16

FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	19

ADDITIONAL INFORMATION	25

Dear Shareholders:

The six month period ended May 31, 2010 began with an economic rebound and ended as the global economy appeared to be stabilizing at an acceptable, if suboptimal growth rate. But headwinds to the economic recovery are hydra-headed, with new ones appearing as others fade into the background. For example, the European debt crisis began with Iceland in 2008, refocused on Greece at the end of 2009 and now engulfs much of Europe. Although the crisis has had little direct impact on commodity usage, it has great impact on investor sentiment and willingness to assume risk.

The second quarter was negative for commodity related investments. The Chinese government has slowed its economy to cool the property markets, reducing the country’s infrastructure spending that otherwise provides significant demand for commodities such as copper and iron ore. China represents a large but difficult to quantify source of demand for a wide variety of resources. In contrast, the US has greater overall demand, yet this demand has had less uncertainty. So while changes in demand forecasts for both China and the US affect the markets, changes in Chinese demand tend to make bigger headlines and have greater market impact.

The price of crude oil was down slightly during the period, belying the fact that the high for the period was almost $87 on April 6 and the low of $66 was just six weeks later. Crude ended at $74. The major news out of the oil sector was not the price of crude, but ongoing issues in the Gulf of Mexico regarding the oil spill from the Macondo Prospect. The cost of cleanup, the six month drilling moratorium and expected new regulations have left the industry in turmoil; it is not surprising that oil drilling companies were the worst performing industry in the energy sector. Even here, some balance is prudent. The drilling moratorium only affects 33 of the over 300 offshore and 700 land based rigs globally. The Fund’s exposure to the entire servicing/drilling sectors has been limited, approximately 7.5%, with Transocean Ltd. (which represents 2.3% of the Fund) the only pure offshore driller.

The bulk of the Fund’s exposure to oil is through major global integrated oil companies. These companies also have been under pressure, partially in sympathy with BP p.l.c., and in part because of the expectations of higher costs. We find the sector particularly attractive (it represents nearly 12% of the Fund) as these companies have low debt and generate significant free cash flow. We think these are stable businesses, even as their stock prices show volatility.

Base metals and steel are highly economically sensitive sectors. These sectors rose early in the period, with diversified miners and steel companies providing positive returns even after the spring selloff. As the economic recovery showed signs of stalling, we reduced positions in copper, zinc, steel and related industries. However, we also added selectively to specialty metals companies such as Alcoa Inc. and Cliffs Natural Resources, Inc. in an attempt to take advantage of more attractive valuations.

Gold was one of the few commodities with gains during the period. All of its price appreciation occurred in May (gold was down 10% by early February) as the economy was stumbling. This rise defies conventional wisdom that links higher gold prices with inflationary fears. The connection between gold and inflation is accurate but incomplete. Investors buy gold based on fear of monetary instability. Inflation is the most common manifestation of this instability, but fear of a collapsing Euro or sovereign debt defaults also create an environment where gold’s “safe haven” status makes it more attractive. Gold stocks have tended to lag gold bullion during these times, though both had positive returns during the quarter.

Natural gas was one of the other bright spots in the commodities landscape. Gas prices rose, largely for reasons that are internal to the highly technical nature of gas trading. The market may be anticipating government policy favoring natural gas sourced onshore, rather than deepwater oil. Though natural gas companies declined, losses were much less than in other aspects of the energy market. We added pipeline and master limited partnership exposure to the Fund during the quarter, seeking to benefit from increased use of gas while trying to limit price risk.

We expect reduced demand for natural resources for the near term, but not the catastrophe that many politically motivated commentators are forecasting. Recent price declines combined with economic growth, however modest, have resulted in what we view as a well valued portfolio with significant potential growth prospects in several natural resource sectors and industries.

Must be preceded or accompanied by a prospectus.

Any opinions expressed are subject to change without notice and any statements of fact have been obtained from, or are based on, sources considered reliable, but no representation is made by Newgate Capital Management LLC as to their completeness or accuracy. There is no assurance that estimates or forecasts will be realized and any company or security mentioned is for informational purposes only and is not necessarily held in a client portfolio.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Newgate Global Resources Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund’s investments are concentrated in the natural resources industry, the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests in a broad range of industries. The Fund may invest in derivative instruments, including options, futures contracts and options on futures contracts, synthetic instruments and currency swaps. The Fund may invest in securities of companies of any size. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund may invest in other investment companies, and the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the investment companies in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charges by the underlying funds, in addition to indirectly bearing the principal risks of the underlying funds. The Fund also invests in exchange-traded funds (“ETFs”). ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to it net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.

Please refer to the schedule of investments for individual fund holdings information.  Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security.

Free cash flow is the amount of cash that a company has left over after it has paid all of its expenses, including investments.

Newgate Capital Management LLC is the investment adviser to the Newgate Global Resources Fund, which is distributed by Quasar Distributors, LLC.

NEWGATE GLOBAL RESOURCES FUND
Expense Example
(Unaudited)

As a shareholder of the Newgate Global Resources Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees, distribution (12b-1) and shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/09 - 5/31/10).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.25% when you invest. A 0.50% level sales charge is imposed on Class A shares purchased at the $250,000 breakpoint that are redeemed within 12 months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NEWGATE GLOBAL RESOURCES FUND
Expense Example (Continued)
(Unaudited)

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/09	5/31/10	12/1/09 – 5/31/10*
Actual	$1,000.00	$ 925.10	$8.40
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.21	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/09	5/31/10	12/1/09 – 5/31/10*
Actual	$1,000.00	$ 927.00	$6.73
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.95	$7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights
(Unaudited)

The investment objectives of the Fund are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind.  The Fund’s allocation of portfolio holdings as of May 31, 2010 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2010(1)

		Since Inception
	One Year	(12/31/08)
Class A (with sales charge)	1.31%	22.84%
Class A (without sales charge)	6.91%	27.62%
Class I	7.28%	28.07%
Dow Jones UBS Commodity Index	0.47%	5.01%

(1)
Returns with sales charge for Class A have been adjusted to reflect the current maximum initial sales charge of 5.25%.  Returns without sales charge do not reflect the current maximum initial sales charge.  Had the sales charge been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 888-9-NEWGATE (888-963-9428).

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

The Dow Jones UBS Commodity Index is a broad-based securities index that is unmanaged and not subject to fees and expenses. One cannot invest directly in an index.

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

Growth of $10,000 Investment

Growth of $100,000 Investment

*  Inception Date

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments

May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 98.85%

Chemical Manufacturing 8.85%
Agrium, Inc. (b)	994	$54,560
CF Industries Holdings, Inc.	991	67,973
Monsanto Co.	1,079	54,889
Mosaic Co.	1,914	88,369
		265,791
Crop Production 2.55%
Cosan Ltd. (a)(b)	8,878	76,617

Fabricated Metal Product Manufacturing 1.01%
Cameron International Corp. (a)	830	30,046

Food Manufacturing 3.12%
Archer-Daniels-Midland Co.	3,702	93,550

Machinery Manufacturing 6.53%
Bucyrus International Inc.	933	49,971
Caterpillar, Inc.	496	30,137
Joy Global, Inc.	807	41,157
Kennametal, Inc.	1,065	30,044
National Oilwell Varco, Inc.	1,175	44,803
		196,112
Mining (except Oil and Gas) 31.19%
Alpha Natural Resources, Inc. (a)	917	35,185
Anglo American PLC - ADR (a)	2,932	55,737
Barrick Gold Corp. (b)	1,080	45,446
BHP Billiton Ltd. - ADR	590	38,256
Cliffs Natural Resources, Inc.	2,066	115,407
Consol Energy, Inc.	1,606	58,587
Freeport-McMoRan Copper & Gold, Inc.	890	62,344
Great Basin Gold Ltd. (a)(b)	23,351	38,996
Horsehead Holding Corp. (a)	7,500	78,225
Mechel - ADR	1,729	37,502
Potash Corp. of Saskatchewan, Inc. (b)	595	59,018
Rio Tinto PLC - ADR	899	41,444
Southern Copper Corp.	2,124	62,616
Teck Resources Ltd. (a)(b)	1,911	65,012
Thompson Creek Metals Co., Inc. (a)(b)	4,055	39,942
Vale SA - ADR	3,787	102,969
		936,686
Oil and Gas Extraction 26.27%
Apache Corp.	1,010	90,435
Chesapeake Energy Corp.	694	15,504
CNOOC Ltd. - ADR	403	63,086
El Paso Corp.	7,027	79,686

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 98.85% (Continued)

Oil and Gas Extraction 26.27% (Continued)
Goodrich Petroleum Corp. (a)	2,265	$27,724
Lukoil OAO - ADR	1,583	75,746
Occidental Petroleum Corp.	1,199	98,929
Petroleo Brasileiro SA - ADR (a)	214	7,511
Repsol YPF SA - ADR	4,656	95,541
Southwestern Energy Co. (a)	2,124	79,884
Total SA - ADR	636	29,657
Ultra Petroleum Corp. (a)(b)	1,678	77,222
Walter Energy, Inc.	605	47,995
		788,920
Petroleum and Coal Products Manufacturing 4.76%
Chevron Corp.	809	59,761
ConocoPhillips	602	31,220
Hess Corp.	978	52,029
		143,010
Pipeline Transportation 0.95%
Williams Companies, Inc.	1,448	28,598

Primary Metal Manufacturing 2.79%
ArcelorMittal - ADR	1,044	31,654
United States Steel Corp.	1,107	52,262
		83,916
Support Activities for Mining 5.08%
Schlumberger Ltd. (b)	294	16,508
Transocean Ltd. (a)(b)	1,216	69,032
Weatherford International Ltd. (a)(b)	4,755	67,141
		152,681
Water Transportation 5.75%
DryShips, Inc. (a)(b)	14,425	69,384
General Maritime Corp. (b)	4,780	33,030
Navios Maritime Holdings, Inc. (b)	8,107	49,696
Teekay Corporation (b)	810	20,436
		172,546
TOTAL COMMON STOCKS (Cost $3,210,711)		2,968,473

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 1.01%

Money Market Funds 1.01%
AIM STIT-Treasury Portfolio	$6,054	$6,054
Fidelity Institutional Government Portfolio	6,054	6,054
Fidelity Institutional Money Market Portfolio	6,054	6,054
First American Government Obligations Fund	6,054	6,054
First American Treasury Obligations Fund	6,054	6,054
		30,270
TOTAL SHORT-TERM INVESTMENTS (Cost $30,270)		30,270

TOTAL INVESTMENTS (Cost $3,240,981) 99.86%		2,998,743
Liabilities in Excess of Other Assets 0.14%		4,236
TOTAL NET ASSETS 100.00%		$3,002,979

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign security.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Assets and Liabilities

May 31, 2010 (Unaudited)

Assets
Investments, at value (Cost $3,240,981)	$2,998,743
Cash	1,597
Receivable from investments sold	31,296
Receivable from Fund shares sold	20,000
Dividends and interest receivable	7,139
Receivable from Adviser	17,922
Other assets	12,569
Total Assets	3,089,266

Liabilities
Payable for investments purchased	36,311
Payable to affiliates	30,986
Payable for distribution fees	53
Payable for shareholder servicing fees	382
Accrued expenses and other liabilities	18,555
Total Liabilities	86,287
Net Assets	$3,002,979

Net assets consist of:
Paid-in capital	3,198,726
Accumulated net investment loss	(4,029)
Accumulated net realized gain	50,520
Net unrealized appreciation (depreciation) on investments	(242,238)
Net assets	$3,002,979

CLASS A SHARES
Net assets	2,861,091
Shares of beneficial interest outstanding
(unlimited shares of $0.001 par value authorized)	104,795
Net asset value and redemption price per share	$27.30
Maximum offering price per share ($27.30/0.9475)	$28.81

CLASS I SHARES
Net assets	141,888
Shares of beneficial interest outstanding
(unlimited shares of $0.001 par value authorized)	5,178
Net asset value and redemption price per share	$27.40

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Operations

For the Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends*	$15,059
Interest	21
Total Investment Income	15,080

Expenses:
Fund administration fees	29,848
Fund accounting fees	26,410
Transfer agent fees and expenses	19,599
Custody fees	14,471
Audit and tax fees	14,383
Federal and state registration fees	13,695
Investment advisory fees	8,802
Chief Compliance Officer fees and expenses	6,482
Legal fees	5,733
Distribution fees - Class A	2,554
Reports to shareholders	2,239
Shareholder servicing fees - Class A	1,021
Trustees’ fees and related expenses	997
Other expenses	1,562
Total expenses before waiver	147,796
Less waivers and reimbursements by Adviser (Note 4)	(128,801)
Net expenses	18,995

Net Investment Loss	(3,915)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	52,805
Net change in unrealized appreciation (depreciation) on investments	(377,876)
Net Realized and Unrealized Gain (Loss) on Investments	(325,071)
Net Decrease in Net Assets from Operations	$(328,986)

*	Net of foreign taxes withheld of $987.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2010	Period Ended
	(Unaudited)	November 30, 2009(1)
Operations:
Net investment income (loss)	$(3,915)	$309
Net realized gain on investments	52,805	32,050
Net change in unrealized
appreciation (depreciation) on investments	(377,876)	135,638
Net increase (decrease) in
net assets resulting from operations	(328,986)	167,997

Dividends and distributions to shareholders:
Net investment income - Class A	(171)	—
Net investment income - Class I	(255)	—
Net realized gains - Class A	(29,066)	—
Net realized gains - Class I	(5,269)	—
Total dividends and distributions	(34,761)	—

Fund share transactions:
Proceeds from shares sold - Class A	2,528,054	651,765
Proceeds from shares sold - Class I	—	117,111
Net asset value of shares issued in reinvestment
of distributions to shareholders - Class A	29,238	—
Net asset value of shares issued in reinvestment
of distributions to shareholders - Class I	5,525	—
Payments for shares redeemed - Class A	(132,964)	—
Net increase in net assets from
capital share transactions	2,429,853	768,876

Net Assets:
Beginning of period	936,873	—
End of period*	$3,002,979	$936,873

* Including accumulated net
investment income (loss) of	$(4,029)	$309

(1)	The Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	May 31, 2010	Period Ended
	(Unaudited)	November 30, 2009(1)
Net asset value, beginning of period	$30.52	$20.00

Income from investment operations:
Net investment income (loss)(2)	(0.06)	0.01
Net realized and unrealized gain (loss)	(2.10)	10.51
Total from investment operations	(2.16)	10.52

Less distributions paid:
Dividends from net investment income	(0.01)	—
Distributions from net realized gains	(1.05)	—
Total distributions paid	(1.06)	—
Net asset value, end of period	$27.30	$30.52

Total return(3)(4)	(7.49)%	52.60%

Ratios/supplemental data
Net assets, end of period (000)	$2,861	$784
Ratio of expenses to average net assets
Before waivers and reimbursements expenses(5)	13.12%	60.42%
After waivers and reimbursements of expenses(5)	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets
Before waivers and reimbursements expenses(5)	(11.73)%	(58.64)%
After waivers and reimbursements of expenses(5)	(0.36)%	0.03%
Portfolio turnover rate(3)	76.3%	129.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Excludes the effect of 5.25% front end sales load.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	May 31, 2010	Period Ended
	(Unaudited)	November 30, 2009(1)
Net asset value, beginning of period	$30.62	$20.00

Income from investment operations:
Net investment income (loss)(2)	(0.04)	0.06
Net realized and unrealized gain (loss)	(2.08)	10.56
Total from investment operations	(2.12)	10.62

Less distributions paid:
Dividends from net investment income	(0.05)	—
Distributions from net realized gains	(1.05)	—
Total distributions paid	(1.10)	—
Net asset value, end of period	$27.40	$30.62

Total return(3)	(7.30)%	53.05%

Ratios/supplemental data
Net assets, end of period (000)	$142	$153
Ratio of expenses to average net assets
Before waivers and reimbursements expenses(4)	17.45%	79.02%
After waivers and reimbursements of expenses(4)	1.40%	1.40%
Ratio of net investment income (loss)
to average net assets
Before waivers and reimbursements expenses(4)	(16.31)%	(77.35)%
After waivers and reimbursements of expenses(4)	(0.26)%	0.27%
Portfolio turnover rate(3)	76.3%	129.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements
May 31, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Newgate Global Resources Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The Fund’s investment objectives are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high-quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on December 31, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Newgate Capital Management LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s securities are accurately priced.

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Materials	$1,246,760	$—	$—	$1,246,760
Energy	1,113,209	—	—	1,113,209
Agriculture	435,958	—	—	435,958
Transportation	172,546	—	—	172,546
Total Equity	2,968,473	—	—	2,968,473
Short-Term Investments	30,270	—	—	30,270
Total Investments in Securities	$2,998,743	$—	$—	$2,998,743

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives”) was issued and is effective for interim and annual periods beginning after November 15, 2008.  Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has evaluated Disclosures about Derivatives and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution (12b-1) and shareholder servicing fees, are recorded to the specific class.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The components of accumulated earnings (losses) on a tax basis as of November 30, 2009 were as follows:

Cost basis of investments for federal income tax purposes	$798,431
Gross tax unrealized appreciation	149,858
Gross tax unrealized depreciation	(16,622)
Net tax unrealized appreciation	133,236
Undistributed ordinary income	34,848
Undistributed long-term capital gain	—
Total distributable earnings	34,848
Other accumulated gains (losses)	(87)
Total accumulated gains (losses)	$167,997

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

On December 29, 2009 and December 30, 2009, the Fund declared and paid, respectively, distributions of $426 from ordinary income and $34,335 from short-term capital gains.

In July 2006, the FASB issued “Accounting for Uncertainty in Income Taxes” (“Accounting for Uncertainty in Income Taxes”). Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2009.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009.  At November 30, 2009, the fiscal year of 2009 remains open to examination in the Fund’s major tax jurisdictions.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through at least December 31, 2011 at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that total operating expenses (exclusive of acquired fund fees and expenses) do not exceed 1.75% and 1.40% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively (the “Expense Limitation Caps”). For the six months ended May 31, 2010, expenses of $116,160 and $12,641 incurred by the Fund were waived by the Adviser for Class A and Class I shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Caps; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring on:

	Class A	Class I
November 30, 2012	$168,884	$60,926
November 30, 2013	$116,160	$12,641

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Class A share’s average daily net assets for services to prospective Fund shareholders and distribution of Class A shares, and 0.10% of the Class A share’s average daily net assets for shareholder servicing.  During the six months ended May 31, 2010, the Fund accrued expenses pursuant to the 12b-1 Plan of $2,554 for distribution fees and $1,021 for shareholder servicing fees.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended
	May 31, 2010	Period Ended
	(Unaudited)	November 30, 2009(1)
Class A
Shares sold	82,606	25,684
Shares issued in reinvestment of dividends	944	—
Shares redeemed	(4,439)	—
Net increase	79,111	25,684

Class I
Shares sold	—	5,000
Shares issued in reinvestment of dividends	178	—
Net increase	178	5,000

(1)	The Fund commenced operations on December 31, 2008.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2010 are summarized below.  There were no purchases or sales of U.S. Government securities for the Funds.

Purchases	$4,046,300
Sales	$1,664,052

(9)	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06,Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Fund’s financial statement disclosures.

NEWGATE GLOBAL RESOURCES FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 888-9-NEWGATE (888-963-9428).

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	23	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	Marquette University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	23	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

NEWGATE GLOBAL RESOURCES FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	23	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 66		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–present); Vice
President, Secretary,
Treasurer and CCO
of Granum Series
Trust (an open-end
investment company)
1997–2007); President,
CAO and CCO,
Granum Securities,
LLC (a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	23	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 52	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	Sept. 10,	Services Group
		2008	(2000–2004).
(Treasurer)

NEWGATE GLOBAL RESOURCES FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer and	January 23,	Officer, U.S.
Age: 50	Anti-Money	2009 (CCO);	Bancorp Fund
	Laundering	Since	Services, LLC
	Officer	January 18,	(2008–present);
		2010 (AML	Attorney, Investment
		Officer)	Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 30		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 36		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 888-9-NEWGATE (888-963-9428). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 888-9-NEWGATE (888-963-9428), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

NEWGATE GLOBAL RESOURCES FUND

Investment Adviser	Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers___

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   August 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   August 6, 2010

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date   August 6, 2010